Cover	Feb. 13, 2024
Cover [Abstract]
Entity Registrant Name	International Media Acquisition Corp.
Entity Central Index Key	0001846235
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Feb. 13, 2024
Entity Ex Transition Period	false
Entity File Number	001-40687
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	86-1627460
Entity Address Address Line 1	1604 US Highway 130
Entity Address City Or Town	North Brunswick
Entity Address State Or Province	NJ
Entity Address Postal Zip Code	08902
City Area Code	212
Local Phone Number	960-3677
Security 12b Title	Common Stock
Trading Symbol	IMAQ
Security Exchange Name	NASDAQ
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false